Earnings Per Share - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) shares Vote $ / shares	Jun. 30, 2023 shares	Jun. 14, 2024 shares	Aug. 28, 2023 shares	Aug. 24, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Earnings Per Share [Line Items]
Number of share options/rights outstanding in share-based payment arrangement	35,300,000	25,450,000				22,988,000	16,644,000
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	240,708,149	0
Outstanding options and rights exercisable	20,024,203	10,842,234				12,857,589
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Par value per share | $ / shares	$ 0
Voting right of ordinary shares carrying no par value | Vote	1
Dividends declared ordinary shares | $	$ 0
Dividends paid ordinary shares | $	$ 0
Major Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding			139,627,846		195,647,457
Potential Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding			189,428,654	97,823,728
ADS Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	6,550,000	1,505,000
Outstanding options and rights exercisable	537,914	250,000					0
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Number of ordinary shares	8